Share-based compensation	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based compensation

13. Share-based compensation

Share-based compensation expense relates to Options to acquire common shares granted under the Company's Option Plan, RSUs granted under the RPSU plan, DSUs granted under the DSU plan, PSUs granted under the RPSU plan and unrealized gains or losses under the equity forward contracts.

The DSU's and PSU's follow the liability method of accounting where the change in share price at the balance sheet date results in a mark-to-market valuation. Settlement of the units or awards, which can be in the form of cash or shares, only occurs when they vest. To mitigate the exposure to fluctuations in our share price, in the third quarter of 2025, the Company began entering into equity forward contracts and the mark-to-market valuation on these contracts is also included in share-based compensation.

The Options and RSU's follow the equity method of accounting where the fair value of the option or unit is calculated at the grant date and expensed over the expected life because these securities are typically settled in shares.

Share-based compensation consisted of the following:

	Year ended December 31
	2025	2024
DSUs	$1.0	$(0.6)
PSUs	1.8	(0.5)
NTIP (1)	-	1.1
Equity forward contract loss (2)	0.6	-
Liability based incentive plans	$3.4	$-

RSUs	$6.2	$6.1
Options	2.1	2.1
Equity based incentive plans	8.3	8.2
Share-based compensation	$11.7	$8.2

(1)
Restricted awards outstanding under the Non-Treasury Incentive Award Plan ("NTIP") were classified as a liability and were settled in cash. There were no outstanding restricted awards under the NTIP at December 31, 2025.
(2)
Relates to the equity forward contracts entered into to mitigate the Company's exposure to our share-based compensation plans.

The share price used in the fair value calculation of the DSU and PSU obligations and the equity forward contracts at December 31, 2025 was $8.42 per share (2024 – $8.36). The unrealized loss on the equity forward contract at December 31, 2025 was based on an average valuation of $8.62 per share compared to the fair value of $8.42 per share.

Restricted and Performance Share Unit plan

RSU grants under the RPSU plan

Obsidian Energy awards RSU grants under the RPSU plan whereby employees receive consideration that fluctuates based on the Company’s share price on the TSX. Consideration can be in the form of cash or shares purchased on the open market or issued from treasury.

	Year ended December 31
RSUs (number of shares equivalent)	2025	2024
Outstanding, beginning of year	1,559,563	1,290,042
Granted	859,920	713,910
Vested (1)	(848,812)	(363,484)
Forfeited	(153,519)	(80,905)
Outstanding, end of year	1,417,152	1,559,563

(1) Vested RSUs in 2025 and 2024 were settled in shares.

The fair value and weighted average assumptions of the RSUs granted during the years were as follows:

	Year ended December 31
	2025	2024
Average fair value of RSUs granted (per RSU)	$7.50	$9.66
Expected life of RSUs (years)	3.0	3.0
Expected forfeiture rate	0.1%	0.1%

PSU grants under the RPSU plan

The RPSU plan allows Obsidian Energy to grant PSUs to employees of the Company.

The PSUs are classified as a liability on our Consolidated Balance Sheets as the PSUs are typically settled in cash. The PSU liability fluctuates based on the Company’s share price on the TSX at each period end date. Employees receive consideration only when the PSUs vest.

	Year ended December 31
PSUs (number of shares equivalent)	2025	2024
Outstanding, beginning of year	635,910	896,690
Granted	438,140	271,940
Vested (1)	(124,610)	(532,720)
Forfeited	(1,620)	-
Outstanding, end of year	947,820	635,910

(1) Vested PSUs in 2025 and 2024 were settled in cash.

		As at December 31
PSU liability	2025	2024
Current	$1.2	$1.5
Non-current	1.2	0.6
Total	$2.4	$2.1

Option Plan

The Option Plan allows the Company to issue Options to officers, employees, directors and other service providers.

	Year ended December 31
	2025		2024
Options	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding, beginning of year	2,240,120	$4.59	2,305,489	$3.30
Granted	521,070	7.46	336,210	9.65
Exercised (1)	(779,722)	1.64	(401,579)	1.39
Forfeited	(3,240)	9.65	-	-
Outstanding, end of year	1,978,228	$6.50	2,240,120	$4.59
Exercisable, end of year	1,290,527	$5.39	1,414,406	$3.51
(1) Exercised options in 2025 and 2024 were settled in shares.

The weighted average trading price of the Company's common shares was $7.87 for the year ended December 31, 2025 (December 31, 2024 - $9.32).

The fair value and weighted average assumptions of the Options granted during the years were as follows:

	Year ended December 31
	2025	2024
Average fair value of Options granted (per Option)	$4.35	$6.41
Expected volatility	69.5%	76.7%
Expected life of Options (years)	4.8	4.5
Expected forfeiture rate	0.1%	0.2%

Deferred Share Unit plan

The DSU plan allows the Company to grant DSUs to non-employee directors only.

The DSU plan is classified as a liability on our Consolidated Balance Sheets as the DSUs are settled in cash. The DSU liability fluctuates based on the Company’s share price on the TSX at each period end date. Non-employee directors receive consideration only upon redemption of the DSUs following retirement from the Board of Directors, not before this date, with the consideration based on the volume-weighted-average trading price of the common shares on the TSX.

	Year ended December 31
Deferred Share Units	2025	2024
Outstanding, beginning of year	1,960,272	1,893,280
Granted	101,658	66,992
Outstanding, end of year	2,061,930	1,960,272

		As at December 31
DSU Liability	2025	2024
Current	$17.5	$16.5
Total	$17.5	$16.5

In 2025, none of the DSUs were redeemed (2024 - none). At December 31, 2025, the Company had no outstanding DSUs that were redeemable.

Employee retirement savings plan

Obsidian Energy has an employee retirement savings plan (the “savings plan”) for the benefit of all employees. Under the savings plan, employees may elect to contribute up to 10 percent of their salary and Obsidian Energy matches these contributions at a rate of $1.00 for each $1.00 of employee contribution; provided that in order for an employee to receive the full matching contribution they must allocate at least 25 percent (50 percent for officers) of their contribution towards the purchase of Obsidian Energy shares. Both the employee’s and Obsidian Energy’s contributions are used to acquire Obsidian Energy common shares or are placed in low-risk investments. Shares are purchased in the open market at prevailing market prices.